Subsequent Events (Details) - USD ($)								1 Months Ended							9 Months Ended	12 Months Ended
	Jan. 08, 2018	Dec. 15, 2017	Dec. 08, 2017	Dec. 07, 2017	Dec. 06, 2017	Feb. 02, 2017	Dec. 12, 2016	Jan. 18, 2018	Dec. 31, 2017	Dec. 28, 2017	Dec. 11, 2017	Nov. 17, 2017	Mar. 01, 2017	Jan. 24, 2017	Sep. 30, 2017	Jan. 05, 2018	Dec. 31, 2016	Dec. 31, 2011	Dec. 14, 2017	Aug. 09, 2016	Dec. 31, 2015	Sep. 25, 2015
Subsequent Events (Textual)
Reverse stock split, description													1-for-15 reverse stock split.		The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.		The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Common stock, par value													$ 0.001		$ 0.001		$ 0.001				$ 0.001	$ 0.001
Common stock, conversion description													Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.
Debt conversion price																				$ 675.00
Common stock, shares issued															513,792		72,396				56,244
Settlement amount																		$ 936,000
Employee stock options [Member]
Subsequent Events (Textual)
Exercise price																	$ 899.75				$ 846.00
Integrio Technologies, LLC [Member]
Subsequent Events (Textual)
Settlement amount													$ 486,337
Settlement of full payment													243,169
Additional services payment													$ 144,724
Warrants [Member]
Subsequent Events (Textual)
Number of warrants exercised															1,545,406
Common shares issued for warrants exercised															51,514
Exercise price of warrants															$ 9.00
Proceeds from the warrants exercised															$ 464,000
GemCap Loan and Security Agreement Amendment 2 [Member]
Subsequent Events (Textual)
Loan and security agreement, description														Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) - (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) - (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.
Cash payment to lender						$ 5,000,000
Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Warrants issued to purchase common stock							8,333
Subsequent Event [Member]
Subsequent Events (Textual)
Reverse stock split, description									Ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company's Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). We have assumed a 1-for-30 ratio for the reverse stock split.
Common stock, par value									$ 0.001
Principal amount of debt									$ 1,649,000
Debt conversion price									$ 7.20
Shares, issued					36,768											7,837			31,376
Common stock, shares issued					75,980				228,978
Common stock additional shares					39,213
Common stock purchase price					$ 10.20
Common stock satisfaction services rendered					$ 775,000
Settlement amount				$ 7,500
Aggregate exchange shares		66,667
Aggregate exchange shares, Value									$ 158,000
Subsequent Event [Member] | Employee stock options [Member]
Subsequent Events (Textual)
Purchase shares of common stock	88,667
Options vested	10 years
Percentage of option vested	100.00%
Exercise price	$ 6.60
Subsequent Event [Member] | Virtual Imaging, Inc. [Member]
Subsequent Events (Textual)
Aggregate value for products										$ 3,938,390,280
Remaining outstanding value for products										3,688,390,880
Unpaid amount										$ 3,688,390.88
Subsequent Event [Member] | VersionOne, Inc. [Member]
Subsequent Events (Textual)
Payments for legal settlements			$ 334,339.37
Subsequent Event [Member] | Debenture Amendment [Member]
Subsequent Events (Textual)
Principal amount of debt											$ 2,763,545.25
Debt conversion price											$ 7.20
Debentures maturity date start											Aug. 09, 2018
Debentures maturity date end											Jan. 02, 2019
Debenture conversion right price per share											$ 9.00
Debenture amendment, description
Terms of the Securities Purchase Agreement and the Debentures to extend the maturity date of the Debentures from August 9, 2018 to January 2, 2019, to suspend all payments of interest scheduled to be made on the Debentures after December 11, 2017, all Periodic Redemption Amounts on each Periodic Redemption Date (as defined in the Debenture) and any other amounts payable under the Debentures until the Maturity Date, to reduce the conversion price of the Debentures to a fixed price of $7.20, which is based on a discount to the reported closing price of the Company’s common stock as of December 8, 2017, as may be adjusted, but not increased and to provide the Company with a forced conversion right if the VWAP (as defined in the Debenture) equals or exceeds $9.00 (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date hereof) for any 5 consecutive Trading Days, the Company may, upon the delivery of notice to the Debenture Holders, force the Debenture Holders to convert all or part of the then outstanding principal amount of this Debenture plus, if so specified in the forced conversion notice, accrued but unpaid interest, liquidated damages and other amounts owing to the Holders under the Debenture, so long as the Equity Conditions have been satisfied.
(iii) require the Company to establish a reserve of at least 150% of the number of shares into which the Debenture is convertible upon the effectiveness of the Authorized Share Amendment.
Subsequent Event [Member] | Warrants [Member]
Subsequent Events (Textual)
Exercise price of warrants																$ 6.60
Debt conversion price																$ 9.00
Debt conversion shares																(9.005)
Proceeds from the warrants exercised																$ 3,200,000
Warrants issued to purchase common stock																599,812
Maximum shares of common stock warrants																66,667
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Textual)
Debt conversion price									$ 4.77
Aggregate exchange shares									33,083
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Events (Textual)
Net proceeds of debt												$ 1,500,000
Payment of interest, description												The note bears interest at the rate of 10% per year and is due 10 months after the date of issuance.
Debt conversion price												$ 13.50
Description of debt conversion dates												Redemptions may occur at any time after the 6 month anniversary of the date of issuance of the note with a minimum redemption price of $17.10 per share, and if the conversion rate is less than the market price, then the redemptions must be made in cash.
Note bears interest rate												10.00%
Subsequent Event [Member] | Accredited Investor [Member] | Maximum [Member]
Subsequent Events (Textual)
Debt conversion shares												50,000,000
Subsequent Event [Member] | Accredited Investor [Member] | Minimum [Member]
Subsequent Events (Textual)
Debt conversion shares												25,000,000
Subsequent Event [Member] | Sysorex India Limited [Member]
Subsequent Events (Textual)
Acquisition equity interest, Description									The Company acquired approximately 82.5% of the outstanding equity securities of Sysorex India Limited ("Sysorex India") from Sysorex Consulting, Inc. ("SCI") pursuant to that certain Stock Purchase Agreement dated as of December 31, 2017 by and among the Company, SCI and Sysorex India, for aggregate consideration for the assignment by the Company of $666,000 of outstanding receivables.
Subsequent Event [Member] | Sysorex Arabia [Member]
Subsequent Events (Textual)
Acquisition equity interest, Description								The Company sold its 50.2% interest in Sysorex Arabia to SCI in consideration for SCI's assumption of 50.2% of the assets and liabilities of Sysorex Arabia, totaling approximately $11,400 and $1,031,000, respectively.
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Common stock purchase price																$ 5.31
Aggregate common stock issued																599,812